UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05296

Exact name of registrant as specified in charter:	The High Yield Income Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	8/31/2006

Date of reporting period:	2/28/2006

Item 1 – Reports to Stockholders –

SEMIANNUAL REPORT

FEBRUARY 28, 2006

THE HIGH YIELD INCOME FUND, INC.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

The views expressed in this report and information about the Fund’s holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2006, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Your Fund’s Performance

Fund Objective

The primary investment objective of The High Yield Income Fund, Inc. (the Fund) is to maximize current income to shareholders. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The Fund will seek to achieve its objectives by investing primarily in corporate bonds rated below investment grade by independent rating agencies. Bonds rated below investment grade are commonly known as “junk” bonds and are subject to greater risk of default and higher volatility than investment-grade bonds. Furthermore, these bonds tend to be less liquid than higher-quality bonds. The Fund is diversified, and we carefully research companies to find those with attractive yields and improving credit quality. There can be no assurance that the Fund will achieve its investment objectives.

Performance as of 2/28/06
	Total Return Six Months	NAV 2/28/06	Market Price 2/28/06
High Yield Income Fund[1]	2.52%	$5.51	$4.92
Lehman Brothers U.S. Corporate High Yield Index[2]	1.94	N/A	N/A
Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index[2]	2.07	N/A	N/A
Lipper Closed-End High Current Yield Funds (Leveraged) Avg[3]	2.49	N/A	N/A

Past performance does not guarantee future results and current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance, call (800) 451-6788. There are no sales charges.

1Source: Prudential Investments LLC. Total return of the Fund represents the change in net asset value from the beginning of the period (9/1/05) through the end (2/28/06) and assumes the reinvestment of dividends and distributions. Shares of the Fund are traded on the New York Stock Exchange, Inc. using the symbol HYI. Past performance is not indicative of future results.

2Source: Lipper Inc. The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. Beginning in September 2005, the Fund’s performance will be compared to the Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index in place of the Lehman Brothers U.S. Corporate High Yield Index as one of the Fund’s benchmarks. The Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index better represents the composition of the Fund. In particular, the Fund generally maintains positions of 2% or less per issuer (although the Fund may hold positions greater than that amount). The Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index. Investors cannot invest directly in an index.

3Source: Lipper Inc. These are the average returns of 28 funds in the Closed-End High Current Yield Funds (Leveraged) category for six months.

Yield and Dividend as of 2/28/06
Total Monthly Dividends Paid per Share Six Months	Yield at Market Price
$0.215	4.37%

The High Yield Income Fund, Inc.	1

Portfolio of Investments

February 28, 2006 (Unaudited)

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 131.2%

CORPORATE BONDS 127.3%

Aerospace/Defense 4.0%
Alliant Techsystems, Inc.,
Sr. Sub. Notes	B2	8.50%	5/15/11	$200	$209,250
Argo-Tech Corp., Sr. Notes	B3	9.25	6/1/11	55	58,300
BE Aerospace, Inc.,
Sr. Sub Notes, Ser. B	B3	8.875	5/1/11	235	246,163
DRS Technologies, Inc.,
Gtd. Notes	B3	7.625	2/1/18	150	154,125
Esterline Technologies Corp.,
Sr. Sub Notes	B1	7.75	6/15/13	300	310,500
K&F Acquisition, Inc.,
Sr. Sub. Notes	Caa1	7.75	11/15/14	150	153,000
L-3 Communications Corp.,
Sr. Sub. Notes	Ba3	7.625	6/15/12	500	523,750
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	1/15/15	300	297,000
Sequa Corp., Sr. Notes, Ser. B	B1	8.875	4/1/08	300	314,250
Standard Aerospace Holdings, Inc., Sr. Sub. Notes	Caa1	8.25	9/1/14	125	110,000
TransDigm, Inc., Sr. Sub. Notes	B3	8.375	7/15/11	180	188,100

					2,564,438

Airlines 0.5%
AMR Corp.,
Deb.	Caa2	10.00	4/15/21	125	103,750
M.T.N., Ser. B	CCC(d)	10.40	3/10/11	100	91,000
Continental Airlines, Inc.,
Pass thru Certs., Ser. 1998-1, Class B	Ba2	6.748	3/15/17	97	90,635

					285,385

Automotive 8.1%
ArvinMeritor, Inc., Notes	Ba2	8.75	3/1/12	495	485,100
Dana Corp., Notes	Caa1	6.50	3/1/09	125	80,625
Ford Motor Credit Co., Notes	Ba2	7.875	6/15/10	1,140	1,054,347
General Motors Acceptance Corp.,
Notes	Ba1	6.125	9/15/06	500	493,958
Notes	Ba1	6.875	9/15/11	450	402,918

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	3

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Notes	Ba1	6.875%	8/28/12	$800		$712,797
Notes	Ba1	6.75	12/1/14	435		384,296
Goodyear Tire & Rubber Co.,
Sr. Notes	B3	9.00	7/1/15	150		150,750
Lear Corp., Sr. Notes, Ser. B	Ba2	8.11	5/15/09	280		247,100
Navistar International Corp.,
Sr. Notes	Ba3	7.50	6/15/11	120		120,900
Tenneco Automotive, Inc.,
Sr. Sub. Notes	B3	8.625	11/15/14	175		174,125
TRW Automotive, Inc.,
Sr. Notes	Ba3	9.375	2/15/13	276		299,460
Sr. Sub. Notes	B1	11.00	2/15/13	50		56,125
Visteon Corp.,
Sr. Notes	B3	8.25	8/1/10	430		341,850
Sr. Notes	B3	7.00	3/10/14	200		148,500

						5,152,851

Banking 0.7%
Halyk Savings Bank Kazakhstan,
Notes (Kazakhstan)	Baa2	8.125	10/7/09	100	(c)(h)	107,125
Kazkommerts International BV (Netherlands),
Gtd. Notes	Baa2	8.50	4/16/13	205	(c)(h)	223,963
Notes	Baa2	7.00	11/3/09	105	(c)(h)	107,625

						438,713

Building Materials 3.4%
Beazer Homes USA, Inc.,
Sr. Notes	Ba1	8.625	5/15/11	110		115,225
D.R. Horton, Inc.,
Sr. Notes	Baa3	8.00	2/1/09	375		397,797
Sr. Notes	Ba1	9.375	3/15/11	200		209,955
Goodman Global Holdings Co., Inc.,
Sr. Notes	B2	7.491	6/15/12	125	(i)	127,188
Sr. Notes	B3	7.875	12/15/12	125		122,188

KB HOME,
Notes	Ba1	6.375	8/15/11	150		147,791
Sr. Sub. Notes	Ba2	8.625	12/15/08	160		169,161
K Hovnanian Enterprises, Inc.	Ba1	7.50	5/15/16	170		170,128
Nortek, Inc., Sr. Sub. Notes	Caa1	8.50	9/1/14	300		299,250

See Notes to Financial Statements.

4

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Standard Pacific Corp., Sr. Notes	Ba2	6.50%	8/15/10	$425		$407,468

						2,166,151

Cable 3.2%
Cablevision Systems Corp.,
Sr. Notes, Ser. B	B3	8.00	4/15/12	50		49,125
Callahan Nordrhein-Westfalen (Germany),
Sr. Disc. Notes	NR	16.00	7/15/10	500	(a)(c)(f)	5
Charter Communications Operating LLC, Sr. Notes	B2	8.375	4/30/14	100	(h)	100,750
Charter Communications Holdings II LLC, Sr. Notes	Caa1	10.25	9/15/10	325		324,188
Charter Communications Holdings LLC,
Sr. Disc. Notes, Zero Coupon (until 5/15/06)	Ca	Zero	5/15/14	500	(h)	260,000
Sr. Notes	Ca	10.75	10/1/09	100		77,000
Sr. Notes	Ca	10.00	5/15/14	99	(h)	51,480
Sr. Notes	Ca	11.125	1/15/14	198	(h)	108,900
Sec’d. Notes	Caa3	11.00	10/1/15	400	(h)	336,500
CSC Holdings, Inc.,
Deb.	B2	7.625	7/15/18	100		97,375
Sr. Notes	B2	7.875	12/15/07	350		358,750
Sr. Notes, Ser. B	B2	8.125	7/15/09	100		103,125
Sr. Notes, Ser. B	B2	8.125	8/15/09	100		103,125
Videotron Ltee, Notes	Ba3	6.375	12/15/15	100		99,000

						2,069,323

Capital Goods 6.1%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50	1/15/13	135		130,275
Allied Waste North America, Inc.,
Sr. Notes, Ser. B	B2	8.50	12/1/08	135		142,256
Sec’d. Notes, Ser. B	B2	5.75	2/15/11	450		430,874

Sr. Notes	B2	7.25	3/15/15	95		96,425
Gtd. Notes, Ser. B	B2	9.25	9/1/12	167		181,195
Blount, Inc., Sr. Sub Notes	B3	8.875	8/1/12	350		367,500

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	5

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Case New Holland, Inc., Sr. Notes	Ba3	9.25%	8/1/11	$200		$214,500
Columbus McKinnon Corp.,
Sr. Sub. Notes	B3	8.875	11/1/13	160	(h)	168,400
Manitowoc Co., Inc., (The),
Sr. Sub. Notes	B2	10.50	8/1/12	260		287,950
Mueller Group, Inc.,
Sr. Sub. Notes	Caa1	10.00	5/1/12	90		98,550
Stena AB (Sweden),
Sr. Notes	Ba3	9.625	12/1/12	150	(c)	163,500
Sr. Notes	Ba3	7.50	11/1/13	275	(c)	269,500
Terex Corp.,
Sr. Sub. Notes	Caa1	9.25	7/15/11	50		53,313
Sr. Sub. Notes	Caa1	7.375	1/15/14	275	(h)	283,250
Sr. Sub. Notes, Ser. B	Caa1	10.375	4/1/11	240		253,200
United Rentals North America, Inc., Sr. Sub. Notes	Caa1	7.75	11/15/13	425		426,594
Valmont Industries, Inc.,
Gtd. Notes	Ba3	6.875	5/1/14	350		350,875

						3,918,157

Chemicals 7.5%
BCI Financial Corp., Sr. Sec’d. Notes	B3	10.10	7/15/10	325	(h)(i)	333,125
Equistar Chemical Funding LP, Notes
(cost $244,162; purchased 5/5/03)	B2	10.125	9/1/08	215		231,125
Sr. Notes	B2	10.625	5/1/11	85		92,438
Huntsman LLC, Gtd. Notes	Ba3	11.625	10/15/10	611		696,540
Huntsman International LLC,
Gtd. Notes	B3	10.125	7/1/09	42		43,050
Gtd. Notes	B2	9.875	3/1/09	680		712,299

IMC Global, Inc.,
Debs.	B1	6.875	7/15/07	300		303,750
Gtd. Notes, Ser. B	Ba3	10.875	6/1/08	100		110,750
Gtd. Notes, Ser. B	Ba3	11.25	6/1/11	300		321,750
Sr. Notes	Ba3	10.875	8/1/13	65		74,750
Koppers, Inc., Sr. Sec’d. Notes	B2	9.875	10/15/13	355		383,400
Lyondell Chemical Co.,
Sr. Sec’d. Notes	B1	9.50	12/15/08	496		518,320
Sr. Sec’d. Notes	B1	10.50	6/1/13	224		250,320

See Notes to Financial Statements.

6

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Nalco Co.,
Sr. Notes	B2	7.75%	11/15/11	$140		$142,450
Sr. Sub. Notes	Caa1	8.875	11/15/13	235		246,163
Rhodia SA (France),
Sr. Notes	B3	10.25	6/1/10	91	(c)	102,375
Sr. Sub. Notes	Caa1	8.875	6/1/11	113	(c)	117,238
Rockwood Specialties, Inc.,
Sr. Sub. Notes	B3	10.625	5/15/11	110		121,000

						4,800,843

Consumer 1.8%
Dycom Industries, Inc., Notes	Ba3	8.125	10/15/15	175	(h)	182,000
K2, Inc., Sr. Notes	Ba3	7.375	7/1/14	90		90,675
Levi Strauss & Co., Sr. Notes	Caa2	12.25	12/15/12	200		228,500
Mac-Gray Corp., Sr. Notes	B1	7.625	8/15/15	150		153,750
Playtex Products, Inc., Gtd. Notes	Caa1	9.375	6/1/11	275		288,062
Service Corp. International, Inc.,
Notes	Ba3	6.50	3/15/08	125		126,250
Simmons Bedding Co.,
Sr. Sub. Notes	Caa1	7.875	1/15/14	100		96,000

						1,165,237

Diversified Manufacturing 1.1%
Covalence Specialty Materials Corp.	B3	10.25	3/1/16	225	(h)	233,156
Invensys PLC, Sr. Notes
(United Kingdom)	B3	9.875	3/15/11	115	(c)(h)	119,025
Johnson Diversey Holdings, Inc.,
Sr. Disc. Notes, Zero Coupon (until 5/15/07)	Caa1	Zero	5/15/13	135		116,438
Rexnord Corp., Sr. Sub. Notes	B3	10.125	12/15/12	225		247,500

						716,119

Electric 11.0%
AES Corp.,
Sr. Notes	B1	9.50	6/1/09	75		81,094
Sr. Notes	B1	9.375	9/15/10	700		768,249
Sr. Notes	Ba3	8.75	5/15/13	90	(h)	97,650

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	7

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
AES Eastern Energy LP,
Pass-Through Cert.,
Ser. 1999-A	Ba1	9.00%	1/2/17	$207		$233,956
Aquila, Inc., Sr. Notes	B2	9.95	2/1/11	195		216,938
CMS Energy Corp., Sr. Notes	B1	7.50	1/15/09	120		123,900

Dynegy Holdings, Inc.,
Deb.	B2	7.125	5/15/18	50		48,750
Deb.	B2	7.625	10/15/26	75		73,125
Sr. Notes	B2	6.875	4/1/11	75		74,813
Sec’d. Notes	B1	9.875	7/15/10	20	(h)	21,850
Sr. Sec’d. Notes	B1	10.125	7/15/13	440	(h)	494,999
Edison Mission Energy, Sr. Notes	B1	7.73	6/15/09	275		283,938
Empresa Nacional de Electricidad (Chile), Notes	Ba1	8.35	8/1/13	670	(c)	759,308
Homer City Funding LLC,
Sr. Notes	Ba2	8.137	10/1/19	141		154,395
Midland Funding Corp., Debs., Ser. B	B3	13.25	7/23/06	225		230,618
Midwest Generation LLC,
Pass-thru Certs., Ser. A	B1	8.30	7/2/09	195	(f)	201,880
Pass-thru Certs., Ser. B	B1	8.56	1/2/16	36		38,670
Sr. Sec’d. Notes	B1	8.75	5/1/34	325		355,063
Mirant North America LLC, Sr. Notes	B1	7.375	12/31/13	400	(h)	410,500
Mission Energy Holdings Co.,
Sr. Sec’d. Notes	B2	13.50	7/15/08	75		86,438
Nevada Power Co.,
Gen. Ref. Mtge., Notes, Ser E	Ba1	10.875	10/15/09	10		10,828
Gen. Ref. Mtge., Notes, Ser. I	Ba1	6.50	4/15/12	130		134,063
NRG Energy, Inc., Sr. Sec’d. Notes	B1	7.375	2/1/16	550		566,500
Orion Power Holdings, Inc.,
Sr. Notes	B2	12.00	5/1/10	370		423,649
Reliant Resources, Inc.,
Sr. Sec.d. Notes	B1	9.50	7/15/13	400		408,000
Sierra Pacific Resources, Inc.,
Sr. Notes	B1	8.625	3/15/14	95		103,677
Southern Energy Escrow	NR	7.40	7/15/04	75		4,500
TECO Energy, Inc., Sr. Notes,	Ba2	7.50	6/15/10	400		425,999
TXU Corp., Sr. Notes, Ser. Q	BA1	6.50	11/15/24	75		71,510

See Notes to Financial Statements.

8

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
UtiliCorp Canada Finance Corp.
(Canada), Gtd. Notes	B2	7.75%	6/15/11	$115	(c)	$118,738

						7,023,598

Energy—Other 5.7%
Allis-Chalmers Energy, Inc.,
Sr. Notes	B3	9.00	1/15/14	150	(h)	150,000
Chesapeake Energy Corp.,
Sr. Notes	Ba2	7.00	8/15/14	150		155,625
Sr. Notes	Ba2	6.375	6/15/15	200		200,000
Sr. Notes	Ba2	6.875	1/15/16	200		205,000
Sr. Notes	Ba2	6.50	8/15/17	275		276,719
Gtd. Notes	Ba2	6.25	1/15/18	75		74,906
Compton Petroleum Corp.
Gtd. Notes	B2	7.625	12/01/13	100		102,250
Encore Acquisition Co.,
Sr. Sub. Notes	B2	6.25	4/15/14	75		73,500
Forest Oil Corp.,
Sr. Notes	Ba3	8.00	6/15/08	100		104,375
Sr. Notes	Ba3	8.00	12/15/11	95		103,550
Hanover Equipment Trust,
Sr. Sec’d. Notes, Ser A	B2	8.50	9/1/08	43		44,398
Sr. Sec’d. Notes, Ser. B	B2	8.75	9/1/11	125		131,875
Houston Exploration Co.,
Sr. Sub. Notes	B2	7.00	6/15/13	100		99,000
Kerr-McGee Corp., Sec’d. Notes	Ba3	6.95	7/1/24	225		239,295
Magnum Hunter Resources, Inc., Sr. Notes	Ba3	9.60	3/15/12	23		24,840
Newfield Exploration Co.,
Sr. Sub. Notes	Ba3	8.375	8/15/12	100		107,250
Sr. Sub. Notes	Ba3	6.625	9/1/14	75		77,438
Parker Drilling Co.,
Sr. Notes	B2	9.625	10/1/13	450		503,999
Pogo Producing Co.,
Sr. Sub. Notes	Ba3	6.875	10/1/17	125		125,938
Premcor Refining Group, Inc.,
Sr. Notes	Baa3	6.75	2/1/11	100		105,077
Sr. Notes	Baa3	9.50	2/1/13	235		261,636
Sr. Notes	Baa3	6.75	5/1/14	85		89,179
Pride International, Inc.,
Sr. Notes	Ba2	7.375	7/15/14	125		133,438

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	9

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Vintage Petroleum, Inc.,
Sr. Sub Notes	B1	7.875%	5/15/11	$275		$286,957

						3,676,245

Non-Captive Financial 0.4%
Residential Capital Corp., Notes	Baa3	6.375	6/30/10	250		252,427

Foods 2.2%
Agrilink Foods, Inc., Gtd. Notes	B3	11.875	11/1/08	21		21,420
Ahold Finance USA, Inc.,
Gtd. Notes	Ba1	8.25	7/15/10	75		80,250
Delhaize America, Inc.,
Gtd. Notes	Ba1	8.125	4/15/11	125		135,850
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	240		255,599
Dole Foods Co, Inc.,
Sr. Notes	B2	8.625	5/1/09	115		116,438
Sr. Notes	B2	7.25	6/15/10	100		96,250
Sr. Notes	B2	8.875	3/15/11	41		41,359
National Beef Packing Co., LLC,
Sr. Notes	B3	10.50	8/1/11	100		101,750
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75	2/1/12	140		133,000
Pilgrim’s Pride Corp.,
Gtd. Notes	B1	9.625	9/15/11	75		79,406
Smithfield Foods, Inc.,
Sr. Notes	Ba2	7.00	8/1/11	60		60,750
Sr. Notes, Ser. B	Ba2	7.75	5/15/13	200		209,250
Stater Brothers Holdings, Inc.,
Sr. Notes	B1	8.125	6/15/12	75		75,750

						1,407,072

Gaming 8.5%
Aztar Corp., Sr. Sub. Notes	Ba3	7.875	6/15/14	285		296,400
Boyd Gaming Corp.,
Sr. Sub. Notes	B1	8.75	4/15/12	200		214,000
CCM Merger, Inc., Notes	B3	8.00	8/1/13	225	(h)	223,875
Galaxy Entertainment Finance Co., Notes (cost $80,000; purchased 12/7/05)	B1	9.875	12/15/12	80	(g)(h)	82,800
Greektown Holdings, Sr. Notes	B3	10.75	12/1/13	200	(h)	206,000
Isle of Capri Casinos, Inc.,
Sr. Sub. Notes	B2	9.00	3/15/12	185		196,563
Kerzner International Ltd.
Sr. Sub. Notes	B2	6.75	10/1/15	300		297,750

See Notes to Financial Statements.

10

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Mandalay Resort Group,
Sr. Notes	Ba2	9.50%	8/1/08	$250		$270,000
Sr. Sub. Notes	Ba3	9.38	2/15/10	100		109,750
MGM Mirage, Inc.,
Sr. Notes	Ba2	6.00	10/1/09	445		442,775
Sr. Sub. Notes	Ba3	9.75	6/1/07	480		502,799
Sr. Sub. Notes	Ba2	6.625	7/15/15	180		180,675
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	Ba3	6.375	7/15/09	100		100,625
Sr. Sub. Notes	Ba3	8.375	7/1/11	850		892,499
Sr. Sub. Notes	Ba3	8.00	4/1/12	175		183,969
Sr. Sub. Notes	Ba3	7.125	8/15/14	50		51,500
Park Place Entertainment, Inc.,
Sr. Sub. Notes	Ba1	8.125	5/15/11	85		93,288
Penn National Gaming, Inc.,
Sr. Sub. Notes	B1	6.75	3/1/15	75		75,375
Station Casinos, Inc.,
Sr. Notes	Ba2	6.00	4/1/12	200		200,000
Notes	Ba3	6.50	2/1/14	75		75,000
Sr. Sub. Notes	Ba3	6.875	3/1/16	100	(h)	101,750
Notes	Ba3	6.625	3/15/18	100		99,750
Trump Entertainment Resorts, Inc., Sec’d. Notes	Caa1	8.50	6/1/15	315		314,213
Wynn Las Vegas LLC, First Mtge., Bonds	B2	6.625	12/1/14	250		246,250

						5,457,606

Health Care & Pharmaceutical 11.5%
Accellent, Inc.,
Sr. Sub. Notes	Caa1	10.50	12/1/13	600	(h)	629,999
Alliance Imaging, Inc.,
Sr. Sub. Notes	B3	7.25	12/15/12	100		83,750
Concentra Operating Corp.,
Sr. Sub. Notes	B3	9.50	8/15/10	275		286,688
Coventry Health Care, Inc.,
Sr. Notes	Ba1	8.125	2/15/12	400	(f)	424,000
Elan Finance PLC (Ireland),
Sr. Notes	B3	7.75	11/15/11	340	(c)	316,200
Sr. Notes	B3	8.75	11/15/11	103	(c)(i)	99,653
Fresenius Medical Care Capital Trust II, Gtd. Notes	B1	7.875	2/1/08	500		517,499
HCA, Inc.,
Debs.	Ba2	7.50	11/15/95	150		138,751

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	11

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Debs.	Ba2	8.36%	4/15/24	$100		$108,047
Notes	Ba2	6.75	7/15/13	300		305,585
Notes	Ba2	7.50	11/6/33	350		357,082
Inverness Medical Innovations, Inc., Sr. Sub. Notes	Caa3	8.75	2/15/12	165		163,350
MedCo Health Solutions, Inc.,
Sr. Notes	Ba1	7.25	8/15/13	145		158,094
MedQuest, Inc., Sr., Sub. Notes	Caa1	11.875	8/15/12	100		77,000
Mylan Laboratories, Inc.	Ba1	6.375	8/15/15	200		202,250
Omnicare, Inc.,
Notes,	Ba3	6.875	12/15/15	350		357,000
Sr. Sub. Notes	Ba3	6.125	6/1/13	125		123,438
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	300	(h)	304,500
Select Medical Corp., Sr. Sub. Notes	B3	7.625	2/1/15	125		106,875
Senior Housing Properties Trust, Sr. Notes	Ba2	8.625	1/15/12	405		444,488
Skilled Healthcare Group, Inc.,
Notes	Caa1	11.00	1/15/14	475	(h)	493,999
Vanguard Health Holdings Co. II, LLC, Sr. Sub. Notes	Caa1	9.00	10/1/14	265		276,263
Ventas Realty LP,
Sr. Notes	Ba2	8.75	5/1/09	280		300,650
Sr. Notes	Ba2	6.75	6/1/10	200		204,250
Sr. Notes	Ba2	9.00	5/1/12	45		51,244
Sr. Notes	Ba2	6.625	10/15/14	150		151,875
Sr. Notes	Ba2	7.125	6/1/15	125		130,938
Warner Chilcott Corp.,
Gtd. Notes	Caa1	8.75	2/1/15	525	(h)	515,812

						7,329,280

Lodging 4.2%
Felcor Lodging LP,
Sr. Notes	B1	9.00	6/1/11	225		248,625
Sr. Notes	B1	8.83	6/1/11	125	(i)	130,000
Felcor Suites LP, Gtd. Notes	B1	7.625	10/1/07	125		128,125
Gaylord Entertainment Co.,
Sr. Notes	B3	8.00	11/15/13	100		104,625
HMH Properties, Inc.,
Sr. Notes, Ser. B	Ba2	7.875	8/1/08	64		64,400

See Notes to Financial Statements.

12

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Host Marriott LP,
Sr. Notes, Ser. I	Ba2	9.50%	1/15/07	$275		$283,594
Sr. Notes	Ba2	7.125	11/1/13	400		413,000
Sr. Notes, Ser. M	Ba2	7.00	8/15/12	200		204,000
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Notes	Ba1	8.00	5/15/10	175	(c)	189,275
Sr. Notes	Ba1	6.875	12/1/13	50	(c)	52,777
Sr. Notes	Ba1	7.50	10/15/27	50	(c)	54,789
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Notes	Ba1	7.375	5/1/07	570		581,399
Sr. Notes	Ba1	7.875	5/1/12	70		76,825
Debs.	Ba1	7.375	11/15/15	150		162,750

						2,694,184

Media & Entertainment 10.2%
AMC Entertainment, Inc.,
Sr. Sub. Notes	B2	8.625	8/15/12	275		286,688
Sr. Sub. Notes	B3	8.00	3/1/14	100		87,125
Dex Media East LLC,
Sr. Sub. Notes	B1	12.125	11/15/12	406		468,422
Dex Media West LLC,
Sr. Sub. Notes	B2	9.875	8/15/13	415		459,612
Dex Media, Inc., Notes	B3	8.00	11/15/13	165		170,775
DirecTVHoldings LLC,
Sr. Sub. Notes	Ba2	8.375	3/15/13	48		51,480
Echostar DBS Corp.,
Sr. Notes	Ba3	6.375	10/1/11	75		73,313
Gtd. Notes	Ba3	7.125	2/1/16	250	(h)(i)	247,500
Gray Television, Inc.,
Sr. Sub. Notes	Ba3	9.25	12/15/11	285		303,169
Intelsat Ltd. (Bermuda), Sr. Notes	B2	9.61	1/15/12	375	(c)(h)	382,500
Intrawest Corp. (Canada),
Sr. Notes	B1	7.50	10/15/13	300	(c)	305,250
MediaNews Group, Inc.,
Sr. Sub. Notes	B2	6.875	10/1/13	200		186,500
Morris Publishing Group LLC,
Sr. Sub. Notes	B1	7.00	8/1/13	65		60,938

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	13

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

New Skies Satellites NV (Netherlands), Sr. Notes	B3	9.57%	11/1/11	$200	(c)(i)	$206,500
PRIMEDIA, Inc., Sr. Notes	B2	10.12	5/15/10	200	(i)	199,000
Quebecor Media Inc. (Canada),
Sr. Notes	B2	7.75	3/15/16	160	(c)	164,000
Rainbow National Services LLC,
Sr. Notes	B2	8.75	9/1/12	125	(h)	134,688
Sr. Sub. Notes	B3	10.375	9/1/14	25	(h)	28,281
RH Donnelley Finance Corp.,
Sr. Sub. Notes	Caa1	8.875	1/15/16	600	(h)	626,249
Sr. Sub. Notes	B2	10.875	12/15/12	200	(h)	225,000
Sinclair Broadcast Group, Inc.,
Sr. Sub. Notes	B2	8.75	12/15/11	165		173,456
Six Flags, Inc., Sr. Notes	Caa1	9.625	6/1/14	100		101,500
Steinway Musical Instruments	Ba3	7.00	3/1/14	350	(h)	352,625
Sun Media Corp. (Canada),
Gtd. Notes	Ba3	7.625	2/15/13	400	(c)	412,499
Universal City Florida Holdings Co., Sr. Notes	B3	9.43	5/1/10	400	(i)	405,999
Vail Resorts, Inc., Sr. Sub. Notes	B2	6.75	2/15/14	150		150,563
Vertis, Inc.,
Sr. Notes, Ser. B	Caa1	10.875	6/15/09	45		44,213
Sr. Notes	B3	9.75	4/1/09	200		207,000

						6,514,845

Metal 6.7%
AK Steel Corp., Sr. Notes	B1	7.75	6/15/12	175		166,688
Arch Western Finance LLC,
Sr. Notes	Ba3	6.75	7/1/13	275		275,688
Century Aluminum Co., Sr. Notes	B1	7.50	8/15/14	275		286,000
Chaparral Steel Co.,
Sr. Unsec’d. Notes	B1	10.00	7/15/13	200		221,000
Earle M. Jorgensen Co.,
Sec’d. Notes	B1	9.75	6/1/12	700		759,499
Foundation Coal Co., Gtd. Notes	B1	7.25	8/1/14	200		205,000
Gerdau AmeriSteel Corp.,
Sr. Notes	Ba3	10.375	7/15/11	500		549,375
Indalex Holding Corp.,
Sec’d. Notes	B3	11.50	2/1/14	100	(h)	98,000
Ispat Inland ULC (Canada),
Sec’d. Notes	Baa3	9.75	4/1/14	240	(c)	273,000
Metals USA, Sec’d. Notes	B3	11.125	12/1/15	225	(h)	241,875
Novelis, Inc. (Canada), Sr. Notes	B1	7.75	2/15/15	225	(c)(h)	218,250

See Notes to Financial Statements.

14

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Oregon Steel Mills, Inc.,
First Mtge. Notes	Ba3	10.00%	7/15/09	$410		$435,625
Russel Metals, Inc. (Canada),
Sr. Notes	Ba3	6.375	3/1/14	165	(c)	161,700
Ryerson Tull, Inc., Sr. Notes	B2	8.25	12/15/11	135		133,650
United States Steel Corp.,
Sr. Notes	Ba2	10.75	8/1/08	100		110,500
Sr. Notes	Ba2	9.75	5/15/10	150		162,750

						4,298,600

Packaging 3.7%
Berry Plastics Corp., Sr. Sub. Notes	B3	10.75	7/15/12	275		299,063
Crown Americas, Sr. Notes	B1	7.625	11/15/13	300	(h)	312,750
Graham Packaging Co., Inc.,
Sr. Notes	Caa1	8.50	10/15/12	100		101,875
Sr. Notes	Caa2	9.875	10/15/14	250		253,750
Greif Brothers Corp., Sr. Sub. Notes	B1	8.875	8/1/12	480		510,000
Owens-Brockway Glass Container, Inc.,
Sr. Sec’d. Notes	B1	8.75	11/15/12	705		757,874
Silgan Holdings, Inc.,
Sr. Sub. Notes	B1	6.75	11/15/13	125		124,063

						2,359,375

Paper 3.4%
Abitibi Consolidated, Inc. (Canada), Sr. Notes	B1	8.375	4/1/15	475	(c)	448,875
Ainsworth Lumber Co. Ltd.
(Canada), Sr. Notes	B2	8.277	10/1/10	400	(c)(i)	396,000
Caraustar Industries, Inc.,
Sr. Sub. Notes	Caa1	9.875	4/1/11	125		131,406
Cascades, Inc. (Canada),
Sr. Notes	Ba3	7.25	2/15/13	300	(c)	271,500
Cellu Tissue Holdings, Inc.,
Sec’d. Notes	B2	9.75	3/15/10	300		295,500
Domtar, Inc., Notes	B1	7.875	10/15/11	25		22,500

Jefferson Smurfit Corp.,
Sr. Notes	B2	8.25	10/1/12	90		87,975
Millar Western Forest Products Ltd. (Canada), Sr. Notes	B2	7.75	11/15/13	130	(c)	93,600

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	15

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
Norampac, Inc. (Canada),
Sr. Notes	Ba2	6.75%	6/1/13	$110	(c)	$102,300
Norske Skog Ltd. (Canada),
Sr. Notes	B1	7.375	3/1/14	100		92,000
Smurfit-Stone Container Corp.,
Sr. Notes	B2	9.25	2/1/08	26		27,073
Sr. Notes	B2	8.375	7/1/12	75		73,500
Tembec Industries, Inc. (Canada), Sr. Notes	Ca	7.75	3/15/12	220	(c)	111,100

						2,153,329

Pipelines & Other 6.2%
AmeriGas Partners LP	B1	7.125	5/20/16	175		175,875
El Paso Corp., Sr. Notes	Caa1	7.00	5/15/11	465		473,138
El Paso Production Holding Co., Sr. Notes	B3	7.75	6/1/13	525		553,874
Ferrellgas Partners LP,
Sr. Notes	B2	8.75	6/15/12	100		101,250
Sr. Notes	Ba3	6.75	5/1/14	50		48,750
Inergy LP
Sr. Notes	B1	6.875	12/15/14	150	(h)	142,875
Sr. Notes	B1	8.25	3/1/16	50		51,000
Pacific Energy Partners LP,
Sr. Notes	Ba2	7.125	6/15/14	100		103,250
Southern Natural Gas Co., Notes	B1	8.875	3/15/10	250		267,405
Targa Resources Inc., Sr. Notes	B2	8.50	11/1/13	400	(h)	424,000
Tennessee Gas Pipeline Co.,
Deb.	B1	7.00	3/15/27	215		229,610
Deb.	B1	7.00	10/15/28	25		26,294
Deb.	B1	7.625	4/1/37	295		330,998
TransMontaigne, Inc.,
Sr. Sub. Notes	B3	9.125	6/1/10	85		87,338
Williams Companies, Inc., (The)
Deb.	B1	7.50	1/15/31	100		107,750
Sr. Notes	B1	7.125	9/1/11	200		209,500
Sr. Notes	B1	7.75	6/15/31	100		110,375
Sr. Unsec’d. Notes	B1	8.125	3/15/12	475		520,125

						3,963,407

See Notes to Financial Statements.

16

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

Restaurants 0.4%
Carrols Corp., Gtd. Notes	B3	9.00%	1/15/13	$175		$177,188
Dominos, Inc., Sr. Sub. Notes	B2	8.25	7/1/11	73		75,920

						253,108

Retailers 3.0%
Asbury Automotive Group, Inc.,
Sr. Sub. Notes	B3	8.00	3/15/14	100	(h)	100,875
GSC Holdings,
Gtd. Notes	Ba3	8.405	10/1/11	150	(h)(i)	153,188
Gtd. Notes	Ba3	8.00	10/1/12	40	(h)	39,900
J.C. Penney Co., Inc.,
Deb.	Baa3	7.40	4/1/37	360		413,848
Neiman Marcus Group,
Gtd. Notes	B3	10.375	10/15/15	275	(h)	289,438
Pantry, Inc., Sr. Sub. Notes	B3	7.75	2/15/14	175		178,500
Rite Aid Corp.,
Sr. Sec’d. Notes	B2	8.125	5/1/10	245		249,900
Sr. Sec’d. Notes	B2	7.50	1/15/15	200		192,750
Sonic Automotive, Inc.,
Sr. Sub. Notes	B2	8.625	8/15/13	110		110,275
Stripes Acquisition LLC, Sr. Notes	B2	10.625	12/15/13	200	(h)	209,000

						1,937,674

Technology 4.9%
Amkor Technology, Inc., Sr. Notes	Caa1	7.125	3/15/11	75		70,500
Avago Technologies,
Sr. Notes	B3	10.125	12/1/13	150	(h)	159,375
Sr. Sub. Notes	Caa2	11.875	12/1/15	275	(h)	290,813
Flextronics International, Ltd. (Singapore),
Sr. Sub. Notes	Ba2	6.50	5/15/13	160	(c)	161,200
Sr. Sub. Notes	Ba2	6.25	11/15/14	200	(c)	199,000
Freescale Semiconductor, Inc.,
Sr. Notes	Ba1	6.875	7/15/11	175		180,031
Sr. Notes	Ba1	7.125	7/15/14	25		26,406
Iron Mountain, Inc., Sr. Notes	Caa1	8.625	4/1/13	175		182,438
Nortel Networks Ltd. (Canada),
Notes	B3	4.25	9/1/08	135	(c)	127,406
Sanmina-SCI Corp.	B1	8.125	3/1/16	200		204,500
Seagate Technology, Gtd. Notes	Ba2	8.00	5/15/09	500		520,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	17

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

SunGard Data Systems, Inc.,
Sr. Notes	Caa1	10.25%	8/15/15	$80	(h)	$83,900
Sr. Notes,	B3	9.125	8/15/13	100	(h)	106,375
Sr. Notes	B3	9.43	8/15/13	750	(h)(i)	791,249
Xerox Corp., Sr. Notes	Ba2	6.875	8/15/11	50		51,688

						3,154,881

Telecommunications 7.4%
Alamosa Delaware, Inc.,
Sr. Notes	Caa1	11.00	7/31/10	150		167,250
Sr. Notes	Caa1	8.50	1/31/12	225		243,000
Centennial Communications Corp., Sr. Notes	B3	8.125	2/1/14	155		158,100
Cincinnati Bell, Inc.,
Gtd. Notes	B1	7.25	7/15/13	50		51,688
Sr. Sub. Notes	B3	8.375	1/15/14	80		80,800
Citizens Communications Co.,
Notes	Ba3	9.25	5/15/11	260		287,950
Sr. Notes	Ba3	6.25	1/15/13	150		147,188
Dobson Communications Corp.,
Sec’d. Notes	B1	8.375	11/1/11	250	(h)	265,000
Eircom Funding PLC (Ireland),
Sr. Sub. Notes	B1	8.25	8/15/13	120	(c)	128,250
Hawaiian Telcom Communication, Inc.,
Sr. Sub. Notes	Caa1	12.50	5/1/15	50	(h)	47,375
MCI, Inc.,
Notes	Ba3	7.688	5/1/09	650		669,499
Nextel Partners, Inc.,
Sr. Notes	Ba3	8.125	7/1/11	375		397,500
Qwest Communications International, Inc.,
Sr. Notes	B2	7.50	2/15/14	150		154,125
Qwest Services Corp.,
Sr. Notes	Ba3	7.875	9/1/11	100		107,000
Rogers Wireless, Inc. (Canada),
Sr. Sec’d. Notes	Ba2	9.625	5/1/11	125	(c)	144,688
Sr. Sub. Notes	Ba3	8.00	12/15/12	200	(c)	213,500
Sec’d. Notes	Ba2	7.50	3/15/15	150	(c)	162,750
Rural Cellular Corp.,
Sr. Sub. Notes	Caa1	9.875	2/1/10	150		160,500

See Notes to Financial Statements.

18

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)

SBA Communications Corp., Sr. Notes	Caa1	8.50%	12/1/12	$36		$39,600
Triton PCS, Inc., Gtd. Notes	Caa1	8.50	6/1/13	95		91,913
Ubiquitel Operating Co., Sr. Notes	Caa1	9.875	3/1/11	250		275,000
U.S. Unwired, Inc., Sr. Sec’d. Notes	B2	8.74	6/15/10	75	(i)	77,250
US West Communications,
Debs.	Ba3	7.50	6/15/23	625		634,374

						4,704,300

Tobacco 0.2%
RJ Reynolds Tobacco Holdings, Inc., Notes	Ba2	6.50	7/15/10	100		100,500

Transportation Services 1.3%
Hertz Corp.,
Sr. Notes	B1	8.875	1/1/14	500	(h)	522,500
Sr. Notes	B3	10.50	1/1/16	300	(h)	323,250

						845,750

Total corporate bonds (cost $80,049,015)						81,403,398

SOVEREIGN BONDS 1.7%
Republic of Argentina,
Bonds, F.R.N.	B3	4.89	8/3/12	298	(c)(i)	277,084
Bonds, F.R.N.	B3	3.00	4/30/13	230	(c)(i)	199,065
Republic of Colombia, Notes	Ba2	10.00	1/23/12	200	(c)	243,500
Republic of Philippines, Bonds	B1	9.375	1/18/17	300	(c)	349,125

Total sovereign bonds (cost $978,156)						1,068,774

				Shares

COMMON STOCKS 1.5%
IMPSAT Fiber Networks, Inc.				2,330	(b)	15,728
Liberty Global Inc., Class A				3,066		59,461
Liberty Global Inc., Class C				3,066		62,250
Mirant Corp.				3,990	(b)	98,154
Premium Standard Farms, Inc.				21,883		328,245

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	19

Portfolio of Investments

February 28, 2006 (Unaudited) Cont’d.

	Shares		Value (Note 1)
Telewest Global, Inc.
(United Kingdom)	9,911	(b)(c)	$236,377
TELUS Corp.	4,049		157,344
Walter Industries, Inc.	320		21,066

Total common stock (cost $762,290)			978,625

PREFERRED STOCK(b) 0.7%
Paxson Communications Corp., 14.25%, PIK (cost $393,072)	52		434,200
	Units

WARRANTS(b)
Sterling Chemical Holdings, Inc., expiring 8/15/08	140	(f)	0
Viasystems Group, Inc., expiring 1/31/10	10,871	(f)	1
XM Satellite Radio, Inc., expiring 3/3/10	150	(f)(h)	0

Total warrants (cost $219,816)			1

Total long-term investments (cost $82,402,349)			83,884,998

See Notes to Financial Statements.

20

	Moody’s Rating	Interest Rate	Maturity Date	Principal Amount (000)		Value (Note 1)
SHORT-TERM INVESTMENT 2.4%
U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Bank,
Discount Notes (cost $1,554,812)	Aaa	4.35%	3/1/02	$1,555	(e)	$1,555,000

Total Investments 133.6% (cost $83,957,161; Note 4)						85,439,998
Liabilities in excess of other assets (33.6%)						(21,491,724)

Net Assets 100.0%						$63,948,274

F.R.N.—Floating Rate Note.

M.T.N.—Medium Term Note.

NR—Not rated by Moody’s or Standard & Poor’s.

The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

PIK—Payment in Kind.

(a)	Represents issuer in default on interest payment; non-income producing security.
(b)	Non-income producing security.
(c)	US$ denominated foreign securities.
(d)	Standard & Poor’s Rating.
(e)	Percentage quoted represents yield-to-maturity as of purchase date.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a restricted security; the aggregate cost of such securities is $80,000. The aggregate value of $82,800 is approximately 0.1% of net assets.
(h)	Security was purchased pursuant to Rule 144A under the Securities Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at February 28, 2006.

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	21

Portfolio of Investments

as of February 28, 2006 (Unaudited) Cont’d

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2006 was as follows:

Healthcare & Pharmaceutical	11.5%
Electric	11.0
Media & Entertainment	10.2
Gaming	8.5
Automotive	8.1
Chemicals	7.5
Telecommunications	7.4
Metals	6.7
Pipelines & Other	6.2
Capital Goods	6.1
Energy-Other	5.7
Technology	4.9
Lodging	4.2
Aerospace & Defense	4.0
Packaging	3.7
Building Materials	3.4
Paper	3.4
Cable	3.2
Retailers	3.0
U.S. Government Agency Securities	2.4
Foods	2.2
Consumer	1.8
Sovereign Bonds	1.7
Common Stocks	1.5
Transportation Services	1.3
Diversified Manufacturing	1.1
Banking	0.7
Preferred Stocks	0.7
Airlines	0.5
Restaurants	0.4
Non-Captive Financial	0.4
Tobacco	0.2

133.6
Liabilities in excess of other assets	(33.6)

100.0%

Industry classification is subject to change.

See Notes to Financial Statements.

22

Statement of Assets and Liabilities

as of February 28, 2006 (Unaudited)

Assets
Investments, at value (cost $83,957,161)	$85,439,998
Cash	758
Foreign currency, at value (cost $62,994)	61,312
Interest and dividend receivable	1,587,686
Receivable for investments sold	594,986
Prepaid expenses	9,840

Total assets	87,694,580

Liabilities
Loan payable (Note 5)	23,000,000
Payable for investments purchased	404,918
Accrued expenses	191,371
Deferred directors’ fees	62,243
Loan interest payable	53,720
Management fee payable	34,054

Total liabilities	23,746,306

Net Assets	$63,948,274

Net assets were comprised of:
Common stock, at par	$116,005
Paid-in capital in excess of par	86,546,061

86,662,066
Overdistribution of net investment income	(111,774)
Accumulated net realized loss on investments	(24,083,173)
Net unrealized appreciation on investments and foreign currencies	1,481,155

Net assets, February 28, 2006	$63,948,274

Net asset value per share
($63,948,274 ÷ 11,600,472 shares of common stock issued and outstanding)	$5.51

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	23

Statement of Operations

Six Months Ended February 28, 2006 (Unaudited)

Net Investment Income
Income
Interest	$3,382,859
Dividends (net of foreign withholding taxes of $241)	38,811

Total Income	3,421,670

Expenses
Management fee	220,788
Custodian’s fees and expenses	104,000
Reports to shareholders	41,000
Legal fees and expenses	26,000
Transfer agent’s fees and expenses	13,000
Registration fees	12,000
Audit fee	10,000
Directors’ fees and expenses	7,000
Miscellaneous	15,523

Total operating expenses	449,311
Loan interest expense (Note 5)	527,593

Total expenses	976,904

Net investment income	2,444,766

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions
Net realized loss on:
Investment transactions	(548,562)
Foreign currency transaction	(1,047)

(549,609)

Net change in net unrealized appreciation (depreciation) on:
Investments	(498,951)
Foreign currencies	(190)

(499,141)

Net loss on investments and foreign currency transactions	(1,048,750)

Net Increase In Net Assets Resulting From Operations	$1,396,016

See Notes to Financial Statements.

24

Statement of Cash Flows

Six Months Ended February 28, 2006 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided from (used in) operating activities:
Interest and dividends received (excluding discount and premium amortization of $85,619)	$3,692,593

Operating expenses paid	(543,325)
Loan interest and commitment fees paid	(639,829)
Maturities of short-term portfolio investments, net	328,444
Purchases of long-term portfolio investments	(28,889,507)
Proceeds from disposition of long-term portfolio investments	28,939,811
Prepaid expenses	(9,571)

Net cash provided from operating activities	2,878,616

Cash flows provided from (used in) financing activities:
Cash dividends paid	(2,494,297)
Decrease in payable to custodian for temporary overdraft	(366,301)

Net cash used in financing activities	(2,860,598)

Net increase in cash	18,018
Cash at beginning of period	44,052

Cash at end of period	$62,070

Reconciliation of Net Increase in Net Assets to Net Cash Provided from (used in) Operating Activities
Net increase in net assets resulting from operations	$1,396,016

Decrease in investments	973,647
Net realized loss on investment transactions	549,609
Decrease in net unrealized appreciation on investments	499,141
Decrease in interest and dividends receivable	19,296
Increase in receivable for investments sold	(328,235)
Increase in prepaid expenses	(9,571)
Decrease in payable for investments purchased	(15,037)
Decrease in loan interest payable	(112,236)
Decrease in accrued expenses and other liabilities	(94,014)

Total adjustments	1,482,600

Net cash provided from operating activities	$2,878,616

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	25

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2006	Year Ended August 31, 2005
Increase (Decrease) In Net Assets
Operations
Net investment income	$2,444,766	$5,175,108
Net realized gain (loss) on investment and foreign currency transactions	(549,609)	1,230,841
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(499,141)	(244,307)

Net increase in net assets resulting from operations	1,396,016	6,161,642
Dividends paid to shareholders from net investment income	(2,494,297)	(5,738,011)
Net asset value of shares issued to shareholders in reinvestment of dividends	—	151,657

Total increase (decrease)	(1,098,281)	575,288

Net Assets
Beginning of period	65,046,555	64,471,267

End of period	$63,948,274	$65,046,555

See Notes to Financial Statements.

26

Notes to Financial Statements

(Unaudited)

The High Yield Income Fund, Inc. (the “Fund”) was organized in Maryland on August 21, 1987 as a diversified, closed-end management investment company. The Fund’s primary investment objective is to maximize current income to shareholders through investment in a diversified portfolio of high-yield, fixed-income securities rated in the medium to lower categories by recognized rating services, or non-rated securities of comparable quality. As a secondary investment objective, the Fund will seek capital appreciation, but only when consistent with its primary objective. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which market quotations are readily available— including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by a principal market maker. Securities for which market quotations are not readily available or for which the pricing agent or market maker does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the adviser, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the adviser. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at

The High Yield Income Fund, Inc.	27

Notes to Financial Statements

(Unaudited) Cont’d

maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund’s policy that its custodian or designated subcustodians, as the case may be under tri-party repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. The Fund’s custodian will maintain, in a segregated account of the Fund, cash, U.S. Government securities, equity securities or other liquid, unencumbered assets marked to market daily, having a value equal to or greater than the Fund’s purchase commitments with respect to certain investments.

Restricted Securities: The Fund may invest up to 20% of its total assets in securities, which are not readily marketable, including those which are restricted as to disposition under securities law (“restricted securities”).

Cash Flow Information: The Fund invests in securities and distributes dividends from net investment income, which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is presented in the Statement of Cash Flows.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value, accruing income on PIK (payment-in-kind) securities and accreting discounts and amortizing premiums on debt obligations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

28

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term debt securities sold during the period. Accordingly, such realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from sales and maturities of short-term securities and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, discount and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains or losses resulting from the valuing of foreign currency denominated assets (excluding investments) and liabilities at year-end exchange rates are reflected as a component of net unrealized appreciation or depreciation on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability and the level of governmental supervision and regulation of foreign securities markets.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from securities transactions are calculated on the identified cost basis. Interest income, which is comprised of stated coupon rate, original issue discount, market discount and premium, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The Fund amortizes premium and accrue discounts on debt securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

The High Yield Income Fund, Inc.	29

Notes to Financial Statements

(Unaudited) Cont’d

Dividends and Distributions: The Fund expects to pay dividends of net investment income monthly and make distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). PIM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed weekly and payable monthly, at an annual rate of .70 of 1% of the average weekly net assets of the Fund.

PI and PIM are indirect, wholly-owned subsidiaries of The Prudential Financial, Inc. (“Prudential”).

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 28, 2006, aggregated $28,889,507 and $28,939,811, respectively.

30

Note 4. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2006, were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$84,520,180	$2,913,549	$1,993,731	$919,818

The difference between book basis and tax basis was attributed to deferred losses on was sales and differences in the treatment of premium and market discount amortization for book and tax purposes.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2005 of approximately $22,894,000, of which $510,300 expires in 2007, $3,336,700 expires in 2008, $5,010,500 expires in 2009, $6,960,200 expires in 2010, $7,076,300 expires in 2011. The Fund utilized approximately $851,100 of its prior year capital loss carryforward to offset net taxable gains realized in the fiscal year ended August 31, 2005. Accordingly, no capital gains distribution is expected to be paid to shareholders until net realized gains have been realized in excess of such amounts. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

Note 5. Borrowings

The Fund has a credit agreement with State Street Bank & Trust Co. The maximum commitment under this agreement is $35,000,000. Interest on any such borrowings is based on market rates and is payable monthly. The Fund may utilize these borrowings (leverage) in order to increase the potential for gain on amounts invested. There can be no guarantee that these gains will be realized. There are increased risks associated with the use of leverage. The expiration of the credit agreement is June 5, 2006. The average daily balance outstanding during the six months ended February 28, 2006, was $23,000,000 at a weighted average interest rate of 4.83%. The maximum face amount of borrowings outstanding at any month-end during the six months ended February 28, 2006 was $23,000,000.

The Fund pays commitment fees at an annual rate of .10 of 1% on any unused portion of the credit agreement. The commitment fee is accrued daily and paid quarterly. Commitment fees are included in “Loan interest expense” as reported on the Statement of Operations.

The High Yield Income Fund, Inc.	31

Notes to Financial Statements

(Unaudited) Cont’d

Note 6. Capital

There are 200 million shares of $.01 par value common stock authorized. Prudential owned 11,000 shares of common stock as of February 28, 2006.

During the six months ended February 28, 2006 the Fund did not issue shares in connection with the reinvestment of dividends. During the year ended August 31, 2005 the Fund issued 21,425 shares in connection with the reinvestment of dividends.

Note 7. Subsequent Events

On March 1 and April 3, 2006 the Board of Directors of the Fund declared dividends of $.0350 per share payable on March 31 and April 28, 2006, respectively, to shareholders of record on March 15 and April 17, 2006, respectively.

32

Financial Highlights

FEBRUARY 28, 2006	SEMIANNUAL REPORT

The High Yield Income Fund, Inc.

Financial Highlights

(Unaudited)

	Six Months Ended February 28, 2006
Per Share Operating Performance:
Net Asset Value, Beginning Of Period(a)	$5.61

Net investment income	.21
Net realized and unrealized gain (loss) on investments	(.09)

Total from investment operations	.12
Dividends paid to shareholders from net investment income	(.22)

Net asset value, at end of period(a)	$5.51

Market price per share, end of period(a)	$4.92

Total Investment Return(b)	(5.42)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$63,948
Average net assets (000)	$63,942
Ratios to average net assets:
Expenses, before loan interest	1.42	%(c)
Total expenses	3.08	%(c)
Net investment income	7.71	%(c)
Portfolio turnover rate	35	%(d)
Asset coverage	378%
Total debt outstanding at period-end (000)	$23,000

(a)	NAV and market value are published in The Wall Street Journal each Monday.
(b)	Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the closing market price on the last day of each year reported. Dividends are assumed, for the purpose of this calculation, to be reinvested at prices obtainable under the Fund’s dividend reinvestment plan. This amount does not reflect brokerage commissions. Total investment return for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Not annualized.
*	Effective September 1, 2001 the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended August 31, 2002 was to decrease net investment income per share by $.02 and increase net realized and unrealized gain (loss) per share by $.02 and decrease the ratio of net investment income from 11.40% to 11.15%. Per share amounts and ratios for the years prior to August 31, 2002 have not been restated to reflect this change in presentation.

See Notes to Financial Statements.

34

Year Ended August 31,
2005	2004	2003	2002*	2001

$5.57	$5.25	$4.53	$5.42	$6.07

.45	.50	.52	.57	.62
.09	.39	.74	(.90)	(.67)

.54	.89	1.26	(.33)	(.05)
(.50)	(.57)	(.54)	(.56)	(.60)

$5.61	$5.57	$5.25	$4.53	$5.42

$5.43	$5.93	$5.23	$4.67	$5.95

(.04)%	25.47%	24.52%	(12.52)%	16.68%

$65,047	$64,471	$60,446	$51,806	$61,519
$65,406	$63,724	$55,261	$56,741	$64,140

1.36%	1.48%	1.44%	1.31%	1.23%
2.71%	2.31%	2.38%	2.33%	3.11%
7.91%	9.05%	10.93%	11.15%	11.00%
75%	98%	118%	133%	81%
383%	358%	347%	349%	424%
$23,000	$25,000	$24,500	$21,000	$19,000

See Notes to Financial Statements.

The High Yield Income Fund, Inc.	35

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 451-6788

DIRECTORS
Linda W. Bynoe • David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Jack Benintende, Assistant Treasurer • M. Sadiq Peshimam, Assistant Treasurer • Deborah A. Docs, Chief Legal Officer and Secretary • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT AND REGISTRAR	Computershare Trust Company, N.A. c/o Computershare Investor Services	PO Box 43011 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment advisor the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 451-6788 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, The High Yield Income Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330).

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

HYIS    429904105    IFS-A117526    Ed. 04/2006

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not required, as this is not an annual filing.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – There have been no purchases of equity securities by the registrant or any affiliated purchasers during the period covered by this report.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Income Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date April 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 28, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 28, 2006

*	Print the name and title of each signing officer under his or her signature.